UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22980

 NAME OF REGISTRANT:                     Angel Oak Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Road NE, Suite
                                         1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dory Black, c/o Angel Oak
                                         Capital Advisors, LLC
                                         3344 Peachtree Road NE, Suite
                                         1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

Angel Oak Core Impact Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak Financials Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERISERV FINANCIAL, INC.                                                                   Agenda Number:  935362931
--------------------------------------------------------------------------------------------------------------------------
        Security:  03074A102
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2021
          Ticker:  ASRV
            ISIN:  US03074A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. Michael Adams, Jr.                                     Mgmt          For                            For
       Margaret A. O'Malley                                      Mgmt          For                            For
       Mark E. Pasquerilla                                       Mgmt          For                            For

2.     Approval of AmeriServ Financial, Inc. 2021                Mgmt          For                            For
       Equity Incentive Plan.

3.     Ratification of the appointment of S.R.                   Mgmt          For                            For
       Snodgrass PC as independent registered
       public accounting firm for the fiscal year
       ending December 31, 2021.

4.     An advisory vote to approve the                           Mgmt          For                            For
       compensation of the named executive
       officers of AmeriServ Financial, Inc.




--------------------------------------------------------------------------------------------------------------------------
 ARROW FINANCIAL CORPORATION                                                                 Agenda Number:  935355695
--------------------------------------------------------------------------------------------------------------------------
        Security:  042744102
    Meeting Type:  Annual
    Meeting Date:  05-May-2021
          Ticker:  AROW
            ISIN:  US0427441029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael B. Clarke*                                        Mgmt          For                            For
       David G. Kruczlnicki*                                     Mgmt          For                            For
       Thomas J. Murphy*                                         Mgmt          For                            For
       Raymond F. O'Conor*                                       Mgmt          For                            For
       Gregory J. Champion#                                      Mgmt          For                            For

2.     To approve, on an advisory basis, a                       Mgmt          For                            For
       resolution relating to the 2020
       compensation for our named executive
       officers (i.e., the "Say on Pay" vote).

3.     Approval of the Arrow Financial Corporation               Mgmt          For                            For
       Amended and Restated 2011 Employee Stock
       Purchase Plan.

4.     To ratify the appointment of the                          Mgmt          For                            For
       independent registered public accounting
       firm KPMG LLP as the Company's independent
       auditor for the fiscal year ending December
       31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 BERKSHIRE HILLS BANCORP, INC.                                                               Agenda Number:  935380600
--------------------------------------------------------------------------------------------------------------------------
        Security:  084680107
    Meeting Type:  Annual
    Meeting Date:  20-May-2021
          Ticker:  BHLB
            ISIN:  US0846801076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Baye Adofo-Wilson                                         Mgmt          For                            For
       Deborah P. Bailey                                         Mgmt          For                            For
       Rheo A. Brouillard                                        Mgmt          For                            For
       David M. Brunelle                                         Mgmt          For                            For
       Robert M. Curley                                          Mgmt          For                            For
       John B. Davies                                            Mgmt          For                            For
       J. Williar Dunlaevy                                       Mgmt          For                            For
       William H. Hughes III                                     Mgmt          For                            For
       Sylvia Maxfield                                           Mgmt          For                            For
       Nitin J. Mhatre                                           Mgmt          For                            For
       Laurie Norton Moffatt                                     Mgmt          For                            For
       Jonathan I. Shulman                                       Mgmt          For                            For
       Michael A. Zaitzeff                                       Mgmt          For                            For

2.     To consider a non-binding proposal to give                Mgmt          Against                        Against
       advisory approval of Berkshire's executive
       compensation as described in the Proxy
       Statement.

3.     To ratify the appointment of Crowe LLP as                 Mgmt          For                            For
       Berkshire's Independent Registered Public
       Accounting firm for fiscal year 2021.




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL VALLEY COMMUNITY BANCORP                                                            Agenda Number:  935379354
--------------------------------------------------------------------------------------------------------------------------
        Security:  155685100
    Meeting Type:  Annual
    Meeting Date:  19-May-2021
          Ticker:  CVCY
            ISIN:  US1556851004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Daniel N. Cunningham                                      Mgmt          No vote
       Daniel J. Doyle                                           Mgmt          No vote
       F.T "Tommy" Elliott, IV                                   Mgmt          No vote
       Robert J. Flautt                                          Mgmt          No vote
       James M. Ford                                             Mgmt          No vote
       Gary D. Gall                                              Mgmt          No vote
       Andriana D. Majarian                                      Mgmt          No vote
       Steven D. McDonald                                        Mgmt          No vote
       Louis McMurray                                            Mgmt          No vote
       Karen Musson                                              Mgmt          No vote
       Dorothea D. Silva                                         Mgmt          No vote
       William S. Smittcamp                                      Mgmt          No vote

2.     To approve the proposal to amend the bylaws               Mgmt          No vote
       to increase the range of the size of the
       Board of Directors to a range of nine (9)
       to fifteen (15) persons.

3.     To approve the proposal to ratify the                     Mgmt          No vote
       appointment of Crowe LLP as the independent
       registered public accounting firm for the
       Company's 2021 fiscal year.

4.     Adopt a non-binding advisory resolution                   Mgmt          No vote
       approving executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 CITY HOLDING COMPANY                                                                        Agenda Number:  935375988
--------------------------------------------------------------------------------------------------------------------------
        Security:  177835105
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2021
          Ticker:  CHCO
            ISIN:  US1778351056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director to serve for a               Mgmt          For                            For
       term of three years: J. Thomas Jones

1.2    Election of Class I Director to serve for a               Mgmt          For                            For
       term of three years: James L. Rossi

1.3    Election of Class I Director to serve for a               Mgmt          For                            For
       term of three years: Diane W.
       Strong-Treister

2.     Proposal to ratify, on an advisory basis,                 Mgmt          For                            For
       the Audit Committee and the Board of
       Directors' appointment of Crowe LLP as the
       independent registered public accounting
       firm for City Holding Company for 2021.

3.     Proposal to approve a non-binding advisory                Mgmt          For                            For
       proposal on the compensation of the Named
       Executive Officers.




--------------------------------------------------------------------------------------------------------------------------
 CODORUS VALLEY BANCORP, INC.                                                                Agenda Number:  935375039
--------------------------------------------------------------------------------------------------------------------------
        Security:  192025104
    Meeting Type:  Annual
    Meeting Date:  18-May-2021
          Ticker:  CVLY
            ISIN:  US1920251048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Brian D. Brunner                                          Mgmt          Withheld                       Against
       Jeffrey R. Hines, P.E.                                    Mgmt          Withheld                       Against
       J. Rodney Messick                                         Mgmt          Withheld                       Against

2.     Approve an advisory, non-binding resolution               Mgmt          Against                        Against
       regarding executive compensation.

3.     Ratify the appointment of Crowe LLP as                    Mgmt          For                            For
       Codorus Valley Bancorp, Inc.'s Independent
       Registered Public Accounting Firm for the
       fiscal year ending December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 EAGLE BANCORP MONTANA, INC.                                                                 Agenda Number:  935356229
--------------------------------------------------------------------------------------------------------------------------
        Security:  26942G100
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2021
          Ticker:  EBMT
            ISIN:  US26942G1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Shavon R. Cape                                            Mgmt          For                            For
       Thomas J. McCarvel                                        Mgmt          For                            For
       Kenneth M. Walsh                                          Mgmt          For                            For

2.     Ratification of the appointment of Moss                   Mgmt          For                            For
       Adams LLP as Eagle Bancorp Montana, Inc.'s
       independent registered public accounting
       firm for fiscal year ending December 31,
       2021.

3.     Advisory vote on named executive officer                  Mgmt          For                            For
       compensation as disclosed in the proxy
       statement.




--------------------------------------------------------------------------------------------------------------------------
 ESSA BANCORP, INC.                                                                          Agenda Number:  935329690
--------------------------------------------------------------------------------------------------------------------------
        Security:  29667D104
    Meeting Type:  Annual
    Meeting Date:  04-Mar-2021
          Ticker:  ESSA
            ISIN:  US29667D1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert C. Selig, Jr.                                      Mgmt          For                            For
       Philip H. Hosbach, IV                                     Mgmt          For                            For

2.     The ratification of the appointment of S.R.               Mgmt          For                            For
       Snodgrass, P.C. as the Company's
       independent registered public accountants
       for the fiscal year ending September 30,
       2021.

3.     The consideration of an advisory,                         Mgmt          For                            For
       non-binding resolution with respect to the
       executive compensation described in the
       Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 FINANCIAL INSTITUTIONS, INC.                                                                Agenda Number:  935420668
--------------------------------------------------------------------------------------------------------------------------
        Security:  317585404
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2021
          Ticker:  FISI
            ISIN:  US3175854047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Dawn H. Burlew                                            Mgmt          For                            For
       Robert N. Latella                                         Mgmt          For                            For
       Mauricio F. Riveros                                       Mgmt          For                            For
       Mark A. Zupan, PhD                                        Mgmt          For                            For

2.     Advisory Vote to Approve Compensation of                  Mgmt          Against                        Against
       Our Named Executive Officers.

3.     Approval of Amended and Restated 2015                     Mgmt          Against                        Against
       Long-Term Incentive Plan.

4.     Ratification of Appointment of RSM US LLP                 Mgmt          For                            For
       as our Independent Registered Public
       Accounting Firm.




--------------------------------------------------------------------------------------------------------------------------
 FIRST BANK                                                                                  Agenda Number:  935385763
--------------------------------------------------------------------------------------------------------------------------
        Security:  31931U102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2021
          Ticker:  FRBA
            ISIN:  US31931U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Patrick M. Ryan                                           Mgmt          For                            For
       Leslie E. Goodman                                         Mgmt          For                            For
       Patrick L. Ryan                                           Mgmt          For                            For
       Elbert G. Basolis, Jr.                                    Mgmt          For                            For
       Douglas C. Borden                                         Mgmt          For                            For
       Christopher B. Chandor                                    Mgmt          For                            For
       Patricia A. Costante                                      Mgmt          For                            For
       Scott R. Gamble                                           Mgmt          For                            For
       Deborah Paige Hanson                                      Mgmt          For                            For
       Gary S. Hofing                                            Mgmt          For                            For
       Glenn M. Josephs                                          Mgmt          For                            For
       Peter Pantages                                            Mgmt          For                            For
       Michael E. Salz                                           Mgmt          For                            For
       John E. Strydesky                                         Mgmt          For                            For

2.     To approve the First Bank 2021 Equity                     Mgmt          For                            For
       Compensation Plan.

3.     To approve a non-binding advisory                         Mgmt          For                            For
       resolution approving the 2020 compensation
       of our named executive officers.

4.     To ratify the appointment of BDO USA, LLP                 Mgmt          For                            For
       as our independent registered public
       accountants for the fiscal year ending
       December 31, 2021.

5.     To adjourn the Annual Meeting, if necessary               Mgmt          For                            For
       or appropriate, to solicit additional
       proxies in favor of the Equity Compensation
       Plan proposal.




--------------------------------------------------------------------------------------------------------------------------
 FIRST UNITED CORPORATION                                                                    Agenda Number:  935412801
--------------------------------------------------------------------------------------------------------------------------
        Security:  33741H107
    Meeting Type:  Annual
    Meeting Date:  20-May-2021
          Ticker:  FUNC
            ISIN:  US33741H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Sanu Chadha                                               Mgmt          For                            For
       Christy M. DiPietro                                       Mgmt          For                            For
       Patricia Milon                                            Mgmt          For                            For
       Carissa L. Rodeheaver                                     Mgmt          For                            For

2.     Corporation Proposal: To approve an                       Mgmt          For                            For
       amendment to the Corporation's charter (the
       "Charter") to declassify the Board.

3.     Corporation Proposal: To adopt a                          Mgmt          For                            For
       non-binding advisory resolution that the
       Board take the actions necessary to amend
       the Charter to reduce the votes required to
       approve certain shareholder actions, from
       two-thirds of all votes entitled to be cast
       on the matter to a majority of all votes
       entitled to be cast on the matter.

4.     Corporation Proposal: To adopt a                          Mgmt          For                            For
       non-binding advisory resolution that the
       Board take the actions necessary to amend
       the Corporation's Amended and Restated
       Bylaws, as amended (the "Bylaws") to
       provide for proxy access in the election of
       directors.

5.     Corporation Proposal: To approve, by a                    Mgmt          For                            For
       non-binding advisory vote, the compensation
       paid to the Corporation's named executive
       officers for 2020.

6.     Corporation Proposal: To ratify the                       Mgmt          For                            For
       appointment of Crowe LLP as the
       Corporation's independent registered public
       accounting firm for 2021.

7.     Corporation Proposal: To recommend, by a                  Mgmt          1 Year                         For
       non-binding advisory vote, the frequency of
       future Say-on-Pay Votes (every 1 year,
       every 2 years or every 3 years).




--------------------------------------------------------------------------------------------------------------------------
 GREENE COUNTY BANCORP, INC.                                                                 Agenda Number:  935280723
--------------------------------------------------------------------------------------------------------------------------
        Security:  394357107
    Meeting Type:  Annual
    Meeting Date:  17-Nov-2020
          Ticker:  GCBC
            ISIN:  US3943571071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Peter W. Hogan, CPA                                       Mgmt          No vote

2.     The ratification of the appointment of                    Mgmt          No vote
       Bonadio & Co, LLP as the independent
       registered public accounting firm for the
       Company for the fiscal year ending June 30,
       2021.

3.     To consider and approve a non-binding                     Mgmt          No vote
       advisory resolution regarding the
       compensation of the Company's named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 HINGHAM INSTITUTION FOR SAVINGS                                                             Agenda Number:  935347410
--------------------------------------------------------------------------------------------------------------------------
        Security:  433323102
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2021
          Ticker:  HIFS
            ISIN:  US4333231029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Desmond                                        Mgmt          For                            For
       Robert A. Lane, Esq.                                      Mgmt          For                            For
       Scott L. Moser                                            Mgmt          For                            For
       Kara Gaughen Smith                                        Mgmt          For                            For
       Jacqueline M Youngworth                                   Mgmt          For                            For

2.     To elect Jacqueline M. Youngworth as the                  Mgmt          For                            For
       Clerk of the Bank, to hold office until the
       2022 Annual Meeting of Stockholders, and
       until her successor is duly elected and
       qualified.

3.     To approve, by advisory vote, the Bank's                  Mgmt          For                            For
       named executive officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 PATHFINDER BANCORP, INC.                                                                    Agenda Number:  935265074
--------------------------------------------------------------------------------------------------------------------------
        Security:  70319R109
    Meeting Type:  Annual
    Meeting Date:  24-Sep-2020
          Ticker:  PBHC
            ISIN:  US70319R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William A. Barclay*                                       Mgmt          No vote
       Chris R. Burritt*                                         Mgmt          No vote
       George P. Joyce#                                          Mgmt          No vote

2.     The ratification of the appointment of                    Mgmt          No vote
       Bonadio & Co., LLP as independent
       registered public accounting firm for the
       year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 STERLING BANCORP, INC.                                                                      Agenda Number:  935390079
--------------------------------------------------------------------------------------------------------------------------
        Security:  85917W102
    Meeting Type:  Annual
    Meeting Date:  27-May-2021
          Ticker:  SBT
            ISIN:  US85917W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Peggy Daitch                                              Mgmt          No vote
       Tracey Dedrick                                            Mgmt          No vote
       Lyle Wolberg                                              Mgmt          No vote

2.     Advisory, non-binding vote to approve                     Mgmt          No vote
       compensation of named executive officers
       for 2020.

3.     Advisory, non-binding vote recommending the               Mgmt          No vote
       frequency of the advisory, non-binding vote
       on compensation of named executive
       officers.

4.     Ratification of the appointment of Crowe                  Mgmt          No vote
       LLP as Sterling Bancorp, Inc.'s independent
       registered public accounting firm.




--------------------------------------------------------------------------------------------------------------------------
 THE COMMUNITY FINANCIAL CORPORATION                                                         Agenda Number:  935380751
--------------------------------------------------------------------------------------------------------------------------
        Security:  20368X101
    Meeting Type:  Annual
    Meeting Date:  26-May-2021
          Ticker:  TCFC
            ISIN:  US20368X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael B. Adams                                          Mgmt          For                            For
       William J. Pasenelli                                      Mgmt          For                            For
       E Lawrence Sanders, III                                   Mgmt          For                            For
       Austin J. Slater, Jr.                                     Mgmt          For                            For
       Joseph V. Stone, Jr.                                      Mgmt          For                            For
       Gregory C. Cockerham                                      Mgmt          For                            For
       James M. Burke                                            Mgmt          For                            For
       James F. Di Misa                                          Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Dixon Hughes Goodman LLP as the independent
       registered public accounting firm for the
       fiscal year ending December 31, 2021.

3.     The approval of a non-binding resolution of               Mgmt          Against                        Against
       the compensation of the named executive
       officers.



Angel Oak High Yield Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak Multi-Strategy Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak UltraShort Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Funds Trust
By (Signature)       /s/ Dory S Black
Name                 Dory S Black
Title                Principal Executive Officer
Date                 08/11/2021